Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of other information for leases
Information related to operating leases as of December 31, 2019 and 2020 are as follows (in thousands, except for percentages and years).

	As of December 31,	As of December 31,
	2019	2020
Assets
Operating lease right of use assets, net	155,525	82,488
Liabilities
Operating lease liabilities, current	37,009	31,845
Operating lease liabilities, non-current	117,124	56,903
Weighted average remaining lease term (years)	3.97	3.20
Weighted average discount rate	5.70%	5.70%

Summary of operating leases information
Information related to operating lease activity during the year ended December 31, 2019 and 2020 are as follows:

	As of December 31,	As of December 31,
	2019	2020
Operating lease rental expense
Amortization of right of use assets	32,301	31,177
Expense for short-term leases within 12 months	12,369	1,743
Interest of lease liabilities	8,480	6,182

	53,150	39,102

Summary of cash flow information related to leases
Supplemental cash flow information related to leases was as follows:

	For the Year ended December 31,	For the Year ended December 31,
	2019	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payment	42,228	29,706
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	26,840	1,330

Lessee liability maturity
Maturities of lease liabilities were as follows:

As of December 31,
2020
2021	35,735
2022	30,152
2023	25,252
2024	5,387

Total undiscounted lease payment	96,526
Less: imputed interest	(7,778)

Total lease liabilities	88,748